                                                                          NUVEEN
NUVEEN FLORIDA
INSURED UNIT TRUST 222
------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.71 - 4.91%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.79 - 5.06%                                        - Diversified Portfolios
DATE OF DEPOSIT: December 29, 1995                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    23.4 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.18 to $97.21 depending on the purchase amount
Cusip           6706H4 463 monthly payment plan
Numbers         6706H4 471 quarterly payment plan
                6706H4 489 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Descrtiption of Chart)
2010-13                                             3.9%
2014-17                                            49.2%
2018-21                                            18.3%
2022+                                              28.6%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 12/28/95*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.36%
     Tax Equivalent Yield                          4.71%

Treasury Bonds
     Pre-Tax
     Tax Equivalent Yield                          5.98%

Corporate Bonds

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

     Yield                   7.04%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 36% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 11/30/95.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   365,000  State of Florida, State Board of Education, Public Education Capital Outlay              AAA   Aaa
              Refunding Bonds, 1995 Series C, 5.50% Due 6/1/21. (General Obligation
              Bonds.)                                                                     2005 at 101
     500,000  City of Arcadia, Florida, Dedicated Pool Local Government Revenue Bonds,                 AAA   Aaa
              Series 1993, 5.25% Due 12/1/15.                                             2003 at 102
     135,000  City of Lakeland, Florida, Electric and Water Revenue Bonds, Series 1989,                AAA   Aaa
              0.00% Due 10/1/10. (Original issue discount bonds delivered on or about
              January 4, 1990 at a price of 24.00% of principal amount.)                  No Optional
                                                                                              Call
     500,000  Orange County (Florida), Health Facilities Authority, Hospital Revenue                   AAA   Aaa
              Bonds, Series 1995 (Adventist Health System/Sunbelt Obligated Group), 5.75%
              Due 11/15/25.                                                               2005 at 102
     500,000  Orlando Utilities Commission (Florida), Water and Electric Subordinated                  AAA   Aaa
              Revenue Bonds, Series 1993B, 5.25% Due 10/1/23. (Original issue discount bonds delivered on or about August 12, 1993 at a price of 92.63% of
              principal amount.)                                                          2003 at 101
     500,000  City of Palm Bay, Florida, Utility System Refunding Revenue Bonds, Series                AAA   Aaa
              1994 (Palm Bay Utility Corporation Project), 5.00% Due 10/1/15.             2003 at 102
     430,000  The School Board of Seminole County, Florida, Certificates of                            AAA   Aaa
              Participation, Series 1995A,                                                2005 at 101
              225M-5.125% Due 7/1/15,
              205M-5.25% Due 7/1/21.
     500,000  South Bay Correctional Facility Project (Florida), Certificates of                       AAA   Aaa
              Participation, Series 1995, 5.00% Due 8/1/17.                               2005 at 102
      70,000  City of Sunrise, Florida, Public Facilities Revenue Bonds, Series 1992B,                 AAA   Aaa
              0.00% Due 10/1/18. (Original issue discount bonds delivered on or about
              March 10, 1992 at a price of 16.932% of principal amount.)                  No Optional
                                                                                              Call
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            9 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/28/95.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.18     4.90 %      4.71%   4.79%   4.74%   4.82%   4.76%   4.84 %
 500 / $50,000              100.02     4.75        4.72    4.79    4.75    4.82    4.77    4.84
 1,000 / $100,000            99.76     4.50        4.73    4.82    4.76    4.85    4.78    4.87
 2,500 / $250,000            99.50     4.25        4.74    4.83    4.77    4.86    4.79    4.88
 5,000 / $500,000            98.73     3.50        4.78    4.89    4.81    4.92    4.83    4.94
 10,000 / $1,000,000         98.22     3.00        4.80    4.93    4.84    4.96    4.86    4.98
 25,000 / $2,500,000         97.71     2.50        4.83    4.97    4.86    5.00    4.88    5.02
 50,000 / $5,000,000         97.21     2.00        4.85    5.01    4.89    5.04    4.91    5.06

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.5%
         4.71  % 6.54%   6.83%   7.36%   7.79%
         4.72    6.56    6.84    7.38    7.80
         4.73    6.57    6.86    7.39    7.82
         4.74    6.58    6.87    7.41    7.83
         4.78    6.64    6.93    7.47    7.90
         4.80    6.67    6.96    7.50    7.93
         4.83    6.71    7.00    7.55    7.98
         4.85    6.74    7.03    7.58    8.02

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/96   $   .4192
 Monthly plan            3/15/96       .3930   $ 4.7190
 Quarterly plan          5/15/96      1.1871
                         8/15/96      1.1871     4.7510
 Semi-annual plan        5/15/96      1.1925
                        11/15/96      2.3850     4.7700
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.25 =  99.750
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/28/95)        interest
 99.750       X   $4.7190        =   $470.72
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN
NUVEEN NEW JERSEY
INSURED UNIT TRUST 201
------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.83 - 5.03%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.90 - 5.16%                                        - Diversified Portfolios
DATE OF DEPOSIT: December 29, 1995                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.7 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.11 to $97.15 depending on the purchase amount
Cusip           6706LA 282 monthly payment plan
Numbers         6706LA 290 quarterly payment plan
                6706LA 308 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New Jersey

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Descrtiption of Chart)
2014-17                                            35.5%
2018-21                                             0.0%
2022-25                                            35.8%
2026-29                                            14.3%
2030+                                              14.3%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 12/28/95*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.05%
     Tax Equivalent Yield                          4.83%

Treasury Bonds
     Pre-Tax                                       6.39%
     Tax Equivalent Yield                          5.98%

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

Corporate Bonds
     Yield                   7.04%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40% FEDERAL AND STATE INCOME TAX RATE AND A 6.37% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 11/30/95.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey                   AAA   Aaa
              Institute of Technology, Series 1995 E, 5.375% Due 7/1/25.                  2005 at 101
     355,000  New Jersey Transportation Trust Fund Authority, Transportation System                    AAA   Aaa
              Bonds, 1995 Series B, 5.50% Due 6/15/15. (Original issue discount bonds delivered on or about August 24, 1995 at a price of 94.788% of principal
              amount.)                                                                    2005 at 102
     145,000  New Jersey Wastewater Treatment Trust, Wastewater Treatment Bonds, Series                AAA   Aaa
              1995A, 5.25% Due 9/1/15. (General Obligation Bonds.)                        2005 at 102
     300,000  School Bonds of the Board of Education of the Township of Branchburg, in                 AAA   Aaa
              the County of Somerset, New Jersey, 5.625% Due 2/1/24. (General Obligation
              Bonds.)                                                                     2007 at 100
     500,000  The Pollution Control Financing Authority of Salem County (New Jersey),                  AAA   Aaa
              Pollution Control Revenue Refunding Bonds, 1993 Series C (Public Service
              Electric and Gas Company Project), 5.55% Due 11/1/33.                       2003 at 102
     500,000  The Sussex County Municipal Utilities Authority, County of Sussex, New                   AAA   Aaa
              Jersey, 1993 Wastewater Facilities Revenue Bonds, Refunding Series D,
              5.375% Due 12/1/14.                                                         2003 at 102
     450,000  The Board of Education of the Township of Union, in the County of Union,                 AAA   Aaa
              New Jersey, School Bonds, 5.50% Due 1/1/22. (General Obligation Bonds.)
              (When issued.)                                                              2006 at 102
     250,000  The Town of West New York, Municipal Utilities Authority (Hudson County,                 AAA   Aaa
              New Jersey), Sewer Revenue and Refunding Capital Appreciation Bonds, Series
              1991, 0.00% Due 12/15/17. (Original issue discount bonds delivered on or
              about September 16, 1991 at a price of 17.07% of principal amount.)         No Optional
                                                                                              Call
     500,000  Delaware River Port Authority (New Jersey and Pennsylvania), Revenue Bonds,              AAA   Aaa
              Series of 1995, 5.50% Due 1/1/26.                                           2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            9 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/28/95.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.11     4.90 %      4.83%   4.90%   4.86%   4.93%   4.88%   4.95 %
 500 / $50,000               99.96     4.75        4.84    4.91    4.87    4.93    4.89    4.95
 1,000 / $100,000            99.70     4.50        4.85    4.93    4.88    4.96    4.90    4.98
 2,500 / $250,000            99.44     4.25        4.86    4.94    4.90    4.97    4.92    4.99
 5,000 / $500,000            98.66     3.50        4.90    5.00    4.94    5.03    4.96    5.05
 10,000 / $1,000,000         98.15     3.00        4.93    5.03    4.96    5.06    4.98    5.08
 25,000 / $2,500,000         97.65     2.50        4.95    5.07    4.99    5.10    5.01    5.12
 50,000 / $5,000,000         97.15     2.00        4.98    5.11    5.01    5.14    5.03    5.16

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.0%   35.0%   40.0%   43.5%
         4.83  % 7.10%   7.43%   8.05%   8.55%
         4.84    7.12    7.45    8.07    8.57
         4.85    7.13    7.46    8.08    8.58
         4.86    7.15    7.48    8.10    8.60
         4.90    7.21    7.54    8.17    8.67
         4.93    7.25    7.58    8.22    8.73
         4.95    7.28    7.62    8.25    8.76
         4.98    7.32    7.66    8.30    8.81

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/96   $   .4258
 Monthly plan            3/15/96       .4029   $ 4.8376
 Quarterly plan          5/15/96      1.2168
                         8/15/96      1.2168     4.8696
 Semi-annual plan        5/15/96      1.2213
                        11/15/96      2.4426     4.8886
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.17 =  99.830
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/28/95)        interest
 99.830       X   $4.8376        =   $482.94
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)